Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016 [1]
Current assets:
Cash and cash equivalents	$ 5,260,480	$ 12,266,177
Cash held in escrow		12,809,072
Accounts receivable (Note 6)	8,588,255	17,200,778
Consideration receivable (Note 5)	82,678,366
Inventories (Note 7)	3,075,006	12,176,644
Prepaid expenses	903,914	759,077
Assets held for sale (Note 5)	14,052,861
Total current assets	114,558,882	55,211,748
Non-current assets:
Property, plant and equipment (Note 8)	221,622	10,300,639
Goodwill (Note 4)		47,485,572
Intangible assets (Note 9)	1,756,300	100,864,817
Other assets		161,891
Holdback receivable (Note 5)	12,068,773
Deferred tax assets (Note 13)	326,108	701,000
Total non-current assets	14,372,803	159,513,919
Total assets	128,931,685	214,725,667
Current liabilities:
Short-term borrowings		1,383,864
Accounts payable and accrued liabilities (Note 9, 16(a), 16(b), 18(a)	10,371,103	17,917,199
Accrued transaction costs (Note 5)	22,360,730
Current income taxes payable (Note 13)	2,428,560	504,586
Current portion of royalty obligation (Note 11)	1,537,202	2,019,243
Deferred revenue		1,161,608
Current portion of finance lease obligations		89,241
Current portion of long-term debt (Note 10)		2,883,752
Derivative option on Apicore Class C shares (Note 4)		32,901,006
Liability to repurchase Apicore Class E shares (Note 4)		2,700,101
Liabilities held for sale (Note 5)	6,976,313
Total current liabilities	43,673,908	61,560,600
Non-current liabilities
Royalty obligation (Note 11)	2,911,810	3,666,479
License fee payable (Note 9)	501,800
Long-term debt (Note 10)		68,180,424
Finance lease obligations		242,449
Due to vendor (Note 4)		2,759,507
Fair value of Apicore Series A-1 preferred shares (Note 4)		1,755,530
Other long-term liabilities	1,135,007	133,999
Deferred tax liability (Note 13)		38,142,775
Total non-current liabilities	4,548,617	114,881,163
Total liabilities	48,222,525	176,441,763
Equity:
Share capital (Note 12(b))	125,733,727	124,700,345
Warrants (Note 12(d))	1,948,805	2,020,152
Contributed surplus	6,897,266	6,756,201
Accumulated other comprehensive income	673,264	681,992
Deficit	(54,543,902)	(97,964,786)
Total equity attributable to shareholders of the Company	80,709,160	36,193,904
Non-controlling interest		2,090,000
Total equity	80,709,160	38,283,904
Commitments and contingencies (Note 15(a), 15(d))
Subsequent events (Note 5, 10(c),12(c), 15(a), 15(d), 16(b))	0	0
Total liabilities and equity	$ 128,931,685	$ 214,725,667

[1]	Restated